Long-Term Bank Deposits And Other Receivables (Tables)	12 Months Ended
Dec. 31, 2014
Long-term Investments and Receivables, Net [Abstract]
Schedule Of Long-Term Bank Deposits And Other Receivables

	December 31,
	2014	2013
Restricted deposits with banks (1)	$984	$1,152
Cross-currency interest rate swap	6,984	42,107
Deposits with banks and other long-term receivables (2)	10,113	9,724
	$18,081	$52,983

(1)	Restricted deposits in respect of an issued bank guarantee.

(2)
Includes long-term balances of a non-qualified deferred compensation plan structured under Section 409A of the U.S. Internal Revenue Code in the amount of $7,054 and $6,927 as of December 31, 2014 and 2013, respectively (See Note 17).